Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement [LineItems]
Property, plant and equipment	[1],[2]	£ 914.0	£ 876.0	£ 876.0	£ 984.4
Right-of-use assets	[1],[2]	1,773.9	1,734.5	1,734.5	1,825.2
Interests in associates and joint ventures	[1],[2]	515.7	813.0	813.0	739.6
Other investments	[1],[2]	398.0	498.3	498.3	574.7
Deferred tax assets	[1],[2]	205.2	187.9	187.9	155.4
Corporate income tax recoverable	[1],[2]	180.8	165.4	165.4	248.1
Cash and cash equivalents			2,799.6	2,799.6		£ 2,201.2
Corporate income tax payable	[1],[2]	(371.3)	(499.9)	(499.9)	(493.9)
Deferred tax liabilities	[1],[2]	(398.9)	(379.8)	(379.8)	(397.7)
Provisions for post-employment benefits	[1],[2]	(169.5)	(159.0)	(159.0)	(184.9)
Provisions for liabilities and charges	[1],[2]	(235.1)	(247.8)	(247.8)	(255.8)
Net assets	[1],[2]	5,779.7	8,415.8	8,415.8	10,024.5
Non-controlling interests	[1],[2]	(368.4)	(371.4)	(371.4)	£ (404.5)
Exchange adjustments recycled to the income statement	[3]	15.4	284.0	284.0
Discontinued operations [member]
Statement [LineItems]
Intangible assets (including goodwill)		150.9	2,410.0	2,410.0
Property, plant and equipment		13.7	115.7	115.7
Right-of-use assets		24.2	103.5	103.5
Interests in associates and joint ventures		2.0	92.3	92.3
Other investments			11.5	11.5
Deferred tax assets		5.5	44.1	44.1
Corporate income tax recoverable		15.0	49.8	49.8
Trade and other receivables		157.6	748.8	748.8
Cash and cash equivalents		19.8	324.9	324.9
Trade and other payables		(129.0)	(839.8)	(839.8)
Corporate income tax payable		(4.0)	(48.2)	(48.2)
Lease liabilities		(20.5)	(106.3)	(106.3)
Deferred tax liabilities		(1.3)	(98.6)	(98.6)
Provisions for post-employment benefits		(6.7)	(26.7)	(26.7)
Provisions for liabilities and charges		(0.6)	(22.4)	(22.4)
Net assets		226.6	2,758.6	2,758.6
Non-controlling interests		(5.9)	(19.1)	(19.1)
Net assets excluding non-controlling interests		220.7	£ 2,739.5	2,739.5
Consideration received in cash and cash equivalents		191.3		2,352.1
Re-investment in equity stake	[4]			231.7
Transaction costs		(3.8)		(56.1)
Deferred consideration	[5]	14.5		1.6
Total consideration received		202.0		2,529.3
Loss on sale before exchange adjustments		(18.7)		(210.2)
Exchange adjustments recycled to the income statement		15.4		284.0
(Loss)/gain on sale of discontinued operations		£ (3.3)		£ 73.8

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[3]	Figures have been restated as described in the accounting policies.
[4]	Re-investment in equity stake represents the value of the Group’s 40% stake in the new Kantar group as part of the disposal.
[5]	Deferred consideration in the year ended 31 December 2019 is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future.